Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2022
Officers [Member]
Compensating Balances [Line Items]
Nature of transaction	Salaries and related
Balances with related parties	$ (374)	$ (314)
Directors [Member]
Compensating Balances [Line Items]
Nature of transaction	Compensation for directors
Balances with related parties	$ (30)	$ (40)